1933 Act File No. 33-46431
                                                  1940 Act File No. 811-6607

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        ---

      Pre-Effective Amendment No.        ..................................

      Post-Effective Amendment No.  13.........................           X
                                   ---                                  ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.  16.......................................           X
                     --                                                ---

                               DG INVESTOR SERIES

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                              (412) 288-1900
                                      (Registrant's Telephone Number)

                                        John W. McGonigle, Esquire,
                                        Federated Investors Tower,
                                    Pittsburgh, Pennsylvania 15222-3779
                                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
__  on _____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
 X 75 days after filing pursuant to paragraph (a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on April 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                                               CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of nine portfolios: (1) DG U.S. Government Money Market Fund, (2) DG Limited Term Government Income Fund, (3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund, (6) DG Opportunity Fund, (7) DG Prime Money Market Fund, (8) DG International Equity Fund and (9) DG Mid Cap Fund, relates only to (9) DG Mid Cap Fund and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                                   Prospectus Heading
                                                   (Rule 404(c) Cross Reference)
Item 1.           Cover Page..................................(1-9) Cover Page.
                  ----------
Item 2.           Synopsis...................(1-6) Synopsis; (7,8,9) General
                                             Information; (1-9)
                  --------
                                       Summary of Fund Expenses; (1-6) Financial
                                   Highlights.
Item 3.           Condensed Financial
                  Information                     (1-9) Performance Information.
Item 4.           General Description of
                  Registrant..................................(1-6)   Objectives
                                                              and   Policies  of
                                                              Each  Fund;(7,8,9)
                                                              Investment
                                                              Information; (8,9)
                                                              Investment
                                                              Objective;   (8,9)
                                                              Investment
                                                              Policies;    (1-6)
                                                              Portfolio
                                                              Investments    and
                                                              Strategies;    (8)
                                                              Risks   Associated
                                                              With     Financial
                                                              Futures  Contracts
                                                              And   Options   on
                                                              Financial  Futures
                                                              Contracts;     (8)
                                                              Non-Diversified;
                                                              (1-9)   Investment
                                                              Limitations.
Item 5.           Management of the Fund..............(1-6,9) DG Investor Series
                                                         Information;(7,8) Trust
                  ----------------------
                    Information; (1-9) Management of the Trust; (1-9) Distribution of Fund Shares; (1-6) Administration
                    of the Funds;(7,8,9) Administration of the Fund;
                    (8,9) Distribution and Shareholder Services Plans;
                    (8,9) Shareholder Servicing Arrangements; (6)
                    Shareholder Services Plan; (1-9) Brokerage
                    Transactions; (9) Expenses of the Fund.
Item 6.           Capital Stock and Other
                  Securities...(1-6,9) Dividends and Distributions; (7, 8)
                             Dividends; (1,7,8,9) Capital Gains; (1-6,9)
                             Shareholder Information; (7,8) Account &
                             Shareholder Information; (1-9) Voting Rights; (1-9) Tax Information; (1-9) Federal Income Tax; (5) Additional Tax Information for Municipal Income Fund; (5) Other State and Local Taxes; (9) State and Local Taxes; (1-9) Effect of Banking Laws.
Item 7.           Purchase of Securities Being
                  Offered.....................................(1-9)   Net  Asset
                                                              Value;       (1-6)
                                                              Investing  in  the
                                                              Funds;     (7,8,9)
                                                              Investing  in  the
                                                              Fund;  (1-9) Share
                                                              Purchases;   (1-9)
                                                              Minimum Investment
                                                              Required;    (1-9)
                                                              What Shares  Cost;
                                                              (2-6) Reducing the
                                                              Sales      Charge;
                                                              (1-9)   Systematic
                                                              Investment
                                                              Program;     (1-9)
                                                              Certificates   and
                                                              Confirmations;
                                                              (1-9)   Exchanging
                                                              Shares;      (1-9)
                                                              Exchange
                                                              Privilege.
Item 8.           Redemption or Repurchase....................(1-9) Redeeming
                                                Shares; (1-9) Through the Banks;
                  ------------------------
                             (1-9) Systematic Withdrawal Program; (1-9) Accounts
                                                              With Low Balances.
Item 9.           Pending Legal Proceedings...................None.
                  -------------------------

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................(1-9) Cover Page.
                  ----------
Item 11.          Table of Contents.....................(1-9) Table of Contents.
                  -----------------
Item 12.          General Information and
                  History ......(1-6) General Information About the Funds; (8,9)
                                 General Information About the Fund.
Item 13.          Investment Objectives and
                  Policies....................................(1-6,8,9)
                                                              Investment
                                                              Objective(s)   and
                                                              Policies;      (7)
                                                              Investment
                                                              Policies;    (4,6)
                                                              Equity   Fund  and
                                                              Opportunity  Fund;
                                                              (2,3) Limited Term
                                                              Fund           and
                                                              Government  Income
                                                              Fund;          (5)
                                                              Municipal   Income
                                                              Fund;   (1)  Money
                                                              Market Fund; (1-6)
                                                              Investment
                                                              Policies       and
                                                              Strategies;  (1-9)
                                                              Investment
                                                              Limitations;(1,7)
                                                              Regulatory
                                                              Compliance.
Item 14.          Management of the Fund....(1-9) DG Investor Series Management.
                  ----------------------
Item 15.          Control Persons and Principal
                  Holders of Securities.....(1-6,9) Trust Ownership; (7,8) Share
                                             Ownership; (1-9) Trustees'
                                             Compensation; (1-9) Trustee
                                   Liability.
Item 16.          Investment Advisory and Other
                  Services....................................(1-9)   Investment
                                                              Advisory Services;
                                                              (1-6)  Adviser  to
                                                              the Funds; (7,8,9)
                                                              Investment
                                                              Adviser;     (8,9)
                                                              Sub-Adviser;(1-9)
                                                              Advisory     Fees;
                                                              (2-6)  Sub-Adviser
                                                              to   the    Funds;
                                                              (8,9) Sub-Adviser;
                                                              (2-6,8,9)
                                                              Sub-Advisory Fees;
                                                              (1-8)        Other
                                                              Services;    (1-6)
                                                              Administration  of
                                                              the  Trust;  (8,9)
                                                              Fund
                                                            Administration;(1-6)
                                                              Custodian; (7,8,9)
                                                              Custodian        &
                                                              Portfolio
                                                              Accountant;  (1-6)
                                                              Transfer    Agent,
                                                              Dividend
                                                              Disbursing   Agent
                                                              and    Shareholder
                                                              Servicing   Agent;
                                                              (7,8,9)   Transfer
                                                              Agent;       (1-9)
                                                              Independent
                                                              Auditors.
Item 17.          Brokerage Allocation........................(1-9) Brokerage
                                                              Transactions.
                  --------------------
Item 18.          Capital Stock and Other
                  Securities                                  Not Applicable.
Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered.....................................(1-9)   Purchasing
                                                              Shares;      (1-9)
                                                              Conversion      to
                                                              Federal     Funds;
                                                              (1-9)     Exchange
                                                              Privilege;   (1-9)
                                                              Requirements   for
                                                              Exchange;    (1-9)
                                                              Making          an
                                                              Exchange;    (1-9)
                                                              Determining    Net
                                                              Asset       Value;
                                                              (2-4,6)
                                                              Determining Market
                                                              Value           of
                                                              Securities;    (5)
                                                              Valuing  Municipal
                                                              Securities;    (1)
                                                              Use     of     the
                                                              Amortized     Cost
                                                              Method;      (1-9)
                                                              Redeeming  Shares;
                                                              (1-9)   Redemption
                                                              in   Kind;   (1-9)
                                                              Massachusetts
                                                              Partnership Law.

Item 20.          Tax Status..................................(1-9) Tax Status
                                                              (1-6) The Funds'
                                                               Tax Status;
                  ----------
                                                              (7,8,9) The Fund's
                                                              Tax Status; (1-9)
                                                              Shareholders'
                                                              Tax Status;

Item 21.          Underwriters................................(1-5,7)
                                                              Distribution Plan;
                                                              (6,8,9)
                                                               Distribution and
                  ------------                                 Shareholder
                                                               Services Plans;

Item 22.          Calculation of Performance
                  Data.......................................(1-9) Performance
                                                             Comparisons; (1-9)
                                                             Yield; (1,7)
                                                             Effective Yield;
                                                             (1-9) Total Return;
                                                             (5) Tax-Equivalent
                                                             Yield; (5) Tax-
                                                             Equivalency Table.

Item 23.          Financial Statements........................(7,8,9) To be
                                                             filed by amendment.
                  --------------------


DG Mid Cap Fund
(A Portfolio of DG Investor Series)


Prospectus








The shares of DG Mid Cap Fund (the "Fund") offered by this prospectus represent interests in a portfolio of DG Investor Series (the "Trust"), an open-end management investment company (a mutual fund). The Fund's investment objective is to provide capital appreciation by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization sector of the United States equity market.

The shares offered by this prospectus are not deposits or obligations of Deposit Guaranty National Bank, are not endorsed or guaranteed by Deposit Guaranty National Bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September __, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September __, 1997

Table of Contents

Table of Contents will be generated by the typesetter.

Table of Contents

Summary of Fund Expenses

General Information

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Fund are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in a professionally managed portfolio. A minimum initial investment of $250,000 is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

Investment Information

Investment Objective

The investment objective of the Fund is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. This investment objective cannot be changed without shareholder approval.

Investment Policies

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities comprising the mid-size capitalization ("mid-cap") sector of the United States equity market. In the adviser's and sub-adviser's opinions, mid-cap stocks have special value in the marketplace and (like small capitalization stocks comprising the portfolio of the DG Opportunity Fund, another fund which is offered by the Trust through a separate prospectus) can provide greater growth of principal than large capitalization stocks, but will not necessarily do so. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization ranging from $500 million to $5 billion. The Fund's adviser and sub-adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation. Unless indicated otherwise, the investment policies described below may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

     Acceptable Investments. Consistent with the above, the Fund may invest in the following:

        o common stock of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in over-the-counter markets, preferred stock of such companies, warrants, and preferred stock convertible into common stock of such companies;

        o  investments  in  American  Depositary  Receipts  ("ADRs") of foreign
           companies   traded  on  the  New  York  Stock  Exchange  or  in  the
           over-the-counter market;

        o convertible securities rated at least BBB by Standard & Poor's
          ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are determined by the adviser and sub-adviser to be of comparable quality;

         o money market instruments rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

         o fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock it may acquire rated BBB or better by S&P or Baa or better by Moody's;

         o  zero coupon convertible securities; and

         o obligations, including certificates of deposit and bankers' acceptances, of banks or savings associations having at least $1 billion in deposits as of the date of their most recently published financial statements and which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including U.S. branches of foreign banks and foreign branches of U.S. banks.

Investment Risks. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time. The United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in mid-cap stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the mid-cap sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Composite Stock Price Index ("S&P 500 Index"). This is because, among other things, mid-companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of mid-companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of mid-companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Fixed Income Securities. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case by case basis by the adviser and sub-adviser. The adviser and sub-adviser will determine whether or not the security continues to be an acceptable investment. If not, the security may be sold.

Convertible Securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's and sub-adviser's opinions, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the adviser and sub-adviser evaluate the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser and sub-adviser consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. However, the Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Securities of Foreign Issuers. The Fund may invest (up to 20% of its total assets) in securities of foreign issuers traded on the New York or American Stock Exchanges or in the over-the-counter market in the form of depositary receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the adviser or sub-adviser to be substantial.

Other differences between investing in foreign and U.S. companies include:

         o  less publicly available information about foreign companies;

         o the lack of uniform financial accounting standards applicable to foreign companies;

         o  less readily available market quotations on foreign companies;

         o differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

         o  generally lower foreign securities market volume;

         o the likelihood that foreign securities may be less liquid or more volatile;

         o  generally higher foreign brokerage commissions;

         o  possible   difficulty  in  enforcing   contractual   obligations  or
            obtaining court judgments abroad because of differences in the legal systems;

         o  unreliable mail service between countries; and

         o political or financial changes which adversely affect investments in some countries.

Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash on a temporary basis.

Put and Call Options. The Fund may purchase and sell (write) put and call options on its portfolio securities either as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value, or to generate income for the Fund. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Trust's custodian will segregate cash, U.S. Treasury obligations, or highly liquid debt securities with a value equal to or greater than the exercise price of the underlying securities.

The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options when options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the adviser or sub-adviser.

OTC options are two-party contracts with prices and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market, while OTC options may not.

Financial Futures and Options on Futures. The Fund may purchase and sell financial futures contracts and stock index futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell financial futures contracts or options on financial futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing financial futures positions and premiums paid for related options would exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and, thereby, insure that the use of such financial futures contracts is unleveraged.

       Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the adviser and the sub-adviser could be incorrect in their expectations about the direction or extent of market factors, such as interest rate and stock price movements. In these events, the Fund may lose money on the futures contract or option.

       It is not certain that a secondary market for positions in futures contracts or options will exist at all times. Although the adviser and sub-adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Repurchase  Agreements.  Certain  securities  in which the Fund  invests  may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agrees at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser and sub-adviser deem it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser or sub-adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Investments. For defensive purposes only, the Fund may invest temporarily in cash and cash items during times of unusual market conditions and to maintain liquidity. Cash items may include short-term obligations such as:

         o commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

         o obligations of the U.S. government or its agencies or instrumentalities; and

         o  repurchase agreements.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in the portfolio will be sold whenever the adviser and sub-adviser believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.
See "Tax Information" in this Prospectus.

Investment Limitations

As a matter of fundamental investment policy, which cannot be changed without shareholder approval, the Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets and pledge up to 15% of the value of their respective total assets to secure such borrowings.

DG Investor Series Information

Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

Investment Adviser. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by the Fund's investment adviser, ParkSouth Corporation (the "Adviser"), subject to direction by the Trustees. The adviser, in consultation with Bennett Lawrence Management, LLC (the "Sub-Adviser"), continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

      Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

      Adviser's Background. ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank (the "Bank"), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. DGC is listed on the New York Stock Exchange under the symbol "DEP."

      The Adviser manages, in addition to the Funds in the DG Investor Series, $630 million in common trust fund assets. The Adviser (which succeeded to the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.

      As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.

Sub-Adviser. Under the terms of a sub-advisory agreement between ParkSouth Corporation and Bennett Lawrence Management, LLC, the Sub-Adviser will make all determinations with respect to the investment of assets of the Fund, and shall take such steps as may be necessary to implement the same, including the placement of purchase and sale orders on behalf of the Fund.

     Sub-Advisory Fees. For its services under the sub-advisory agreement, the Sub-Adviser receives an annual fee from the Adviser equal to the following:

                  Maximum                  Average Aggregate
                  Sub-Advisory Fee         Daily Net Assets of the Fund

                     .75%                  on the first $5 million

                     .65%                  on the next $5 million

                     .55%                  on assets in excess of $10 million

      The sub-advisory fee is accrued daily and paid monthly.

      Sub-Adviser's Background. Bennett Lawrence Management, LLC, a New York limited liability company, is registered as an investment adviser with the SEC. Bennett Lawrence Management, LLC provides investment management services to client discretionary accounts with assets totalling approximately $634 million as of December 31, 1996. Its clients are both individuals and institutions.

     S. Van Zandt Schreiber is Chief Portfolio Manager of Bennett Lawrence Management, LLC and has been with the Bennett Lawrence Management, LLC since the inception of Bennett Lawrence Management, LLC on August 25, 1995, during which time he has managed various client discretionary accounts. Prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (1965-1995). Mr. Schreiber has managed the Fund since September __, 1997 (the Fund's inception date).

     Robert W. Deaton is Associate Portfolio Manager of Bennett Lawrence Management, LLC and has been with the Bennett Lawrence Management, LLC since the inception of Bennett Lawrence Management, LLC on August 25, 1995, during which time he has managed various client discretionary accounts. Prior thereto, Mr. Deaton was a Portfolio Manager and Research Analyst with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (1994-1995). Prior to joining Deutsche Morgan Grenfell/C.J. Lawrence, Inc., Mr. Deaton was the Manager of the Long-Term Growth Fund for the Tennessee Consolidated Retirement System and in 1993-1994 served as a Director and the Education Chairman of the Nashville Financial Analysts Society. Mr. Deaton has managed the Fund since September __, 1997 (the Fund's inception date).

Distribution of Fund Shares

     Federated Securities Corp. is the principal distributor for the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution and Shareholder Services Plans. Under a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund may pay to the distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor will pay financial institutions a fee based upon the shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition,  the Fund has adopted a Shareholder  Services  Plan (the  "Services
Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Fund to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding .15% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

Shareholder Servicing Arrangements. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

Administration of the Fund

Administrative Services. Federated Administrative Services, which is a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

                        Maximum                        Average Aggregate
                  Administrative Fee          Daily Net Assets of the Trust

                     .15%                    on the first $250 million

                     .125%                   on the next $250 million

                     .10%                    on the next $250 million

                     .075%                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Expenses of the Fund

The Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

Net Asset Value

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of shares outstanding.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

Investing in the Fund

Share Purchases

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with the Bank in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. The Fund reserves the right to reject any purchase request.

Through the Bank. To place an order to purchase shares of the Fund, open an account by calling Deposit Guaranty National Bank at (800) 748-8500. Information needed to establish the account will be taken over the telephone.

Payment may be made by either check, federal funds or by debiting a customer's account at the Bank.

Purchase orders must be received by 4:00 p.m. (Eastern time). Payment is required before 4:00 p.m. (Eastern time) on the next business day in order to earn dividends for that day.

Minimum Investment Required

The minimum initial investment in the Fund is $250,000. The Fund may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time. Subsequent minimum investments must be in the amount of at least $1,000.

Systematic Investment Program

Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $1,000. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Bank.

Certificates and Confirmations

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during the year.

Dividends and Distributions

 Dividends are declared quarterly and paid quarterly to all shareholders invested in the Fund on the record date. All shareholders on the record date are entitled to the dividend. If shares are redeemed or exchanged prior to the record date, or purchased after the record date, those shares are not entitled to that year's dividend.

Distribution of any realized net long-term capital gains will be made at least once every 12 months. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date's net asset value without a sales charge, unless cash payments are requested by writing to the Fund or the Bank, as appropriate.

Exchange Privilege

All shareholders of the Fund are shareholders of DG Investor Series, which, in addition to the Fund, is composed of the following eight portfolios: DG Equity Fund, DG Opportunity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, DG Municipal Income Fund, DG International Equity Fund, DG U.S. Government Money Market Fund and DG Prime Money Market Fund.

Shareholders in any of the Funds have easy access to all of the other Funds.

Exchanging Shares

Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redeeming Shares

Shares are redeemed at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.

     Through the Bank By Telephone. A shareholder who is a customer of the Bank may redeem shares of the Fund by calling Deposit Guaranty National Bank at (800) 748-8500.

For orders received before 4:00 p.m. (Eastern time), proceeds will normally be wired the next day to the shareholder's account at the Bank or a check will be sent to the address of record.

Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or the Bank.

If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

By Mail. Any shareholder may redeem Fund shares by sending a written request to the Bank. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail. Shareholders should call the Bank for assistance in redeeming by mail.

Signatures. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through the Bank. Due to the fact that some of the Trust's other portfolios are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of those portfolios while participating in this program.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $250,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

Shareholder Information

Voting Rights

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

Effect Of Banking Laws
The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.

Some entities providing services to the Fund are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Fund contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Tax Information

Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.

State and Local Taxes

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Performance Information

From time to time, the Fund advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

Addresses

DG Investor Series
           DG Mid Cap Fund                             Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779

Distributor
           Federated Securities Corp.                  Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779

Investment Adviser
           ParkSouth Corporation                       P.O. Box 1200
                                                       Jackson, MS  39215-1200

Sub- Adviser
        Bennett Lawrence Management, LLC            757 Third Avenue, 19th Floor
                                                     New York, NY 10017

Custodian
               State Street Bank and                       P.O. Box 1713
               Trust Company                               Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
           Federated Shareholder Services Company      Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779

Independent Auditors
              KPMG Peat Marwick LLP                       One Mellon Bank Center
                                                          Pittsburgh, PA 15219

DG Mid Cap Fund

(A Portfolio of DG Investor Series)

Prospectus

A Portfolio of
DG Investor Series,

An Open-End Management
Investment Company

Prospectus dated September __, 1997

        Cusip

        G00499-14 (8/97)







                                                       DG Mid Cap Fund

                                             (A Portfolio of DG Investor Series)

                                             Statement of Additional Information










      This Statement of Additional Information should be read with the prospectus of DG Mid Cap Fund (the "Fund"), a portfolio of DG Investor Series (the "Trust"), dated September __, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377.

      Federated Investors Tower
      Pittsburgh, PA 15222-3779

                                              Statement dated September __, 1997
[GRAPHIC OMITTED]

        Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

        Cusip ______________
        G00499-15(8/97)

1
                                                                I


Table of Contents

General Information About the Fund                         1


Investment Objective and Policies                          1
   Types of Investments                                    1
   Corporate Debt Securities                               1
   Zero Coupon Convertible Securities                      1
   Convertible Securities                                  1
   Money Market Instruments                                1
   Warrants                                                2
   Futures and Options Transactions                        2
   Repurchase Agreements                                   4
   Reverse Repurchase Agreements                           4
   When-Issued and Delayed Delivery Transactions           4
   Lending of Portfolio Securities                         5
   Portfolio Turnover                                      5

Investment Limitations                                     5

DG Investor Series Management                              6
   Trust Ownership                                        10
   Trustees' Compensation                                 10
   Trustee Liability                                      11

Investment Advisory Services                              11
   Investment Adviser                                     11
   Advisory Fees                                          11
   Sub-Adviser                                            11
   Sub-Advisory Fees                                      11

Brokerage Transactions                                    12



Other Services                                            12
   Fund Administration                                    12
   Custodian and Portfolio Accountant                     12
   Transfer Agent                                         12
   Independent Auditors                                   12

Purchasing Shares                                         12
   Distribution Plan and Shareholder Services             13
   Conversion to Federal Funds                            13

Determining Net Asset Value                               13
   Determining Market Value of Securities                 13

Exchange Privilege                                        13
   Requirements for Exchange                              13
   Making an Exchange                                     14

Redeeming Shares                                          14
   Redemption in Kind                                     14

Massachusetts Partnership Law                             14

Tax Status                                                14
   The Fund's Tax Status                                  14
   Shareholders' Tax Status                               14

Total Return                                              15

Yield                                                     15

Performance Comparisons                                   15
   Economic and Market Information                        15

Appendix                                                  16

General Information About the Fund

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Fund is advised by ParkSouth Corporation (the "Adviser") and is sub-advised by Bennett Lawrence Management, LLC (the "Sub-Adviser").

Investment Objective and Policies

The Fund's investment objective is to provide capital appreciation.

Types of Investments

Acceptable investments for the Fund include but are not limited to: convertible securities, money market instruments, common stocks, preferred stocks, corporate bonds, notes and put options on stocks.

Corporate Debt Securities

Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Zero Coupon Convertible Securities

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

Convertible Securities

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's or Sub-Adviser's opinions, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Funds, the Adviser or the Sub-Adviser evaluate the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Money Market Instruments

The Fund may invest in money market instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Futures and Options Transactions

As a means of reducing fluctuations in the net asset value of shares of the Fund by hedging all or a portion of its portfolio, and in the case of put and call options on portfolio securities, to increase its current income, the Fund may buy and sell financial futures and stock index futures contracts, buy and write put options on portfolio securities and listed put options on futures contracts, and write and buy call options on portfolio securities and on futures contracts. The Fund will maintain its position in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market from options of the same series.

Futures Contracts
      A futures contract is a firm commitment between the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

      When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

      Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

      Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

Put Options on Financial Futures Contracts
      The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling identical options. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premiums paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put options to close out the position. To do so, they would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercise an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

      When the Fund sells a put on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.

Call Options on Financial Futures Contracts
      In addition to purchasing put options on futures, the Funds may write listed call options on futures contracts to hedge their portfolios. When the Fund writes a call option on a futures contract, they are undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligations under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option positions to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the options. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which are occurring as interest rates rise.

      Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

      When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.

      The Fund will not maintain open positions in futures contracts it has sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring their open futures and options positions within this limitation.

"Margin" in Futures Transactions
      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market their open futures positions.

      The Fund is also required to deposit and maintain margin when they write call options on futures contracts.

Purchasing and Writing Put Options on Portfolio Securities
      The Fund may purchase and write put options on portfolio securities. The purchase of a put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. When the Fund writes a put, it receives a premium and give the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.

Writing and Purchasing Covered Call Options on Portfolio Securities
      The Fund may write and purchase call options. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which they have the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). As the purchaser of a call option, the Fund has the right to purchase common stock at a specific price (usually at a premium above the market value of the optioned security at the date the option is issued) valid for a specified period of time. If the market price of the security does not exceed the option's exercise price during the life of the option, the option will expire as worthless. The percentage increase or decrease in the market price of the option may tend to be greater than the percentage increase or decrease of the market price of the optioned security.

Repurchase Agreements

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Adviser or Sub-Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

Lending of Portfolio Securities

The collateral received when the Fund lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Portfolio Turnover

The Fund does not intend to invest for the purpose of seeking short-term profits. Securities in the portfolio will be sold whenever the Adviser or Sub-Adviser believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser or Sub-Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 100%.

Investment Limitations

Selling Short and Buying on Margin
      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that it may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of one-third of the value of its total assets; provided that, while borrowings exceed 5% of each Fund's total assets, any such borrowings will be repaid before additional investments are made. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.

Concentration of Investments
      The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. The Fund may at times invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Investing in Commodities
      The Fund will not purchase or sell commodity contracts, or commodity futures contracts except that it may purchase and sell financial futures and stock index futures contracts and related options.

Investing in Real Estate
      The Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities secured by real estate or interests in real estate.

Lending Cash or Securities
      The Fund will not lend any of its assets except portfolio securities except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Trust's Declaration of Trust.

Underwriting
      The Fund will not underwrite any issue of securities or participate in the marketing of securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with the Fund's investment objective, policies, and limitations.

Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Diversification of Investments
      With respect to 75% of the value of its assets, the Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.

Investing in Illiquid Securities
      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice; over-the-counter options; and certain restricted securities not determined by the Trustees to be liquid.

Investing in Securities of Other Investment Companies
      The Fund will limit their investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Funds will purchase securities of closed end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DG Investor Series Management

Officers and Trustees are listed with their addresses, birthdates, present positions with DG Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation;  Senior Vice-President,  John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director of the
Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant;   Former  State   Representative,   Commonwealth  of  Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica and Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive  Vice  President  and  Trustee,  Federated  Investors;   Chairman  and
Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


         * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

     111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily
Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO
Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. Trust Ownership

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

        Trustees' Compensation

Name ,                                      Aggregate
Position With                               Compensation From
Trust                                       Trust+
John F. Donahue,                            $0
Chairman and Trustee
Thomas G. Bigley,                           $_____
Trustee
John T. Conroy, Jr.,                        $_____
Trustee
William J. Copeland,                        $_____
Trustee
James E. Dowd,                              $_____
Trustee

Lawrence D. Ellis, M.D.,                    $_____
Trustee
Edward L. Flaherty, Jr.,                    $_____
Trustee
Edward C. Gonzales,                         $0
President, Treasurer and Trustee
Peter E. Madden,                            $_____
Trustee
Gregor F. Meyer,                            $_____
Trustee
John E. Murray, Jr.,                        $_____
Trustee
Wesley W. Posvar,                           $_____
Trustee
Marjorie P. Smuts,                          $_____
Trustee
     +The aggregate compensation is provided for the Trust which is comprised of nine portfolios. Information is furnished for the fiscal year ended February 28, 1997, and the seven portfolios that were effective as of that date.
Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Investment Adviser

The Fund's investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer. Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus.

Sub-Adviser

The Fund's sub-adviser is Bennett Lawrence Management, LLC (the "Sub-Adviser"), a New York limited liability company.

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Sub-Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Sub-Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Sub-Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Sub-Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Sub-Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Sub-Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

The Fund has adopted certain procedures incorporating the standards of Rule 17e-1 of the Investment Company Act of 1940, which require that the commissions paid to affiliated broker-dealers of the Sub-Adviser must be reasonable and fair compared to the commission, fee, or other remuneration received, or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Shares of the Fund are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

        Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses. By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
        Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds. Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
        Determining Market Value of Securities

Market values of the Fund's securities, other than options, are determined as follows:
      o for equity securities, according to the last sale price in the market in which they are primarily traded (either national securities exchange or the OTC market), if available;

      o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

      o according to the prices provided by an independent pricing service if available, or at fairmarket value as determined in good faith by the Trustees; or

      o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, unless the Trustees determine that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Exchange Privilege Requirements for Exchange

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege may be obtained by calling the Fund.

        Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Redeeming Shares Shares of the Fund are redeemed at the next computed net asset value after the Bank receive the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
        Redemption in Kind

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Tax Status
        The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o derive less than 30% of its gross income from the sale of securities held less than three months; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.

        Shareholders' Tax Status

Shareholders of the Fund are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

Total Return
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield

The yield for the shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by shares of the Fund over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Russell Mid Cap Growth Index contains stocks from the Russell Midcap Index with a greater-than-average growth orientation. The stocks are also members of the Russell 1000 Growth Index.

         o S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix
Standard and Poor's Bond Ratings
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's Investors Service, Inc. Corporate Bond Ratings AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. Fitch Investors Service, Inc. Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue. Standard and Poor's Commercial Paper Ratings A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. Moody's Investors Services, Inc. Commercial Paper Ratings P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Fitch Investors Service, Inc. Short-Term Ratings F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.



PART C.         OTHER INFORMATION.
Item 24.          Financial Statements and Exhibits:
                (a)      Financial Statements: (7,8,9) To be filed by amendment.
                  (b)      Exhibits:
            (1)     Conformed copy of Declaration of Trust of
                    the Registrant (1.);
                      (i)    Conformed copy of Amendment No. 1
                             of Declaration of Trust of the
                             Registrant (2.);
                     (ii)    Conformed copy of Amendment No. 3 of Declaration of
                             Trust of the Registrant (4.);
                    (iii)    Conformed copy of Amendment to the Declaration of
                             Trust of the Registrant dated May 17, 1994 (8.);
            (2)     Copy of By-Laws of the Registrant (1.);
            (3)     Not applicable;
            (4)       (i)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG U.S.
                             Government Money Market Fund (3.);
                     (ii)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Limited Term
                             Government Income Fund (3.);
                    (iii)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Government Income
                             Fund (3.);
                     (iv)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Equity Fund (3.);
                      (v)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Municipal Income (6.);
                     (vi)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Opportunity Fund (8.);
                    (vii)    Copy of Specimen Certificate for Shares of
                             Beneficial Interest of DG Prime Money Market
                             Fund (12.);

+        All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File
         Nos. 33-46431 and 811-6607)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File
         Nos. 33-46431 and 811-6607)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992.
         (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File
         Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File
         Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File
         Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996.
         (File Nos. 33-46431 and 811-6607)

        (viii)   Copy of Specimen Certificate for Shares of Beneficial Interest
                 of DG Mid Cap Fund;+
        (ix)     Copy of Specimen Certificate for Shares of Beneficial Interest
                 of DG International
                 Equity Fund;+
(5)       (i)    Conformed copy of Investment Advisory Contract of Registrant;+
         (ii)    Conformed   copy  of   Sub-Advisory
                 Agreement  between Deposit Guaranty
                 National   Bank   and    Commercial
                 National  Bank (6.);  (a) Conformed
                 copy  of  Exhibit  A for DG  Equity
                 Fund (8.);  (b)  Conformed  copy of
                 Exhibit B for DG Government  Income
                 Fund (8.);  (c)  Conformed  copy of
                 Exhibit  C  for  DG  Limited   Term
                 Government  Income  Fund (8.);  (d)
                 Conformed  copy of Exhibit D for DG
                 Municipal  Income  Fund  (8.);  (e)
                 Conformed  copy of Exhibit E for DG
                 Opportunity Fund; (9.)
         (iii)   Conformed copy of Sub-Advisory Agreement between ParkSouth
                 Corporation and Lazard Frere
                 Asset Management;+
         (iv)    Form of Sub-Advisory Agreement between ParkSouth Corporation and Bennett Lawrence
                 Management, Inc.;+
(6)     Conformed copy of Distributor's Contract of the Registrant (3.);
          (i) Conformed  copy of Exhibit A for DG vs
         Government  Money  Market  Fund (8.);  (ii)
         Copy  of  Exhibit  B for  DG  Limited  Term
         Government Income Fund (8.);
        (iii)  Conformed  copy of  Exhibit  C for DG
         Government Income Fund (8.); (iv) Conformed
         copy of Exhibit D for DG Equity Income Fund
         (8.);
          (v)  Conformed  copy of  Exhibit  E for DG
         Municipal  Income Fund (8.); (vi) Conformed
         copy  of  Exhibit  F  for  DG   Opportunity
         Fund;(9.)


+        All exhibits have been filed electronically.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File
         Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File
         Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File
         Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File
         Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995.
         (File Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996.
         (File Nos. 33-46431 and 811-6607)

                                    (vii)  Conformed  copy of  Exhibit  G for DG
                                    Prime Money Market  Fund; + (vii)  Conformed
                                    copy  of  Exhibit  H  for  DG  International
                                    Equity Fund; +
                            (7)     Not applicable
                            (8) Conformed copy of Custodian Agreement of the Registrant (6.);
                            (9)       (i)    Conformed copy of Transfer Agency
                                            and Service Agreement of Registrant
                                             (6.);
                                     (ii)...Conformed copy of Administrative
                                            Services Agreement (7.);
                                    (iii) Conformed copy of Shareholder Services
                                     Agreement;+    (iv)   Conformed   copy   of
                                     Shareholder Services Plan; (9.)
                                      (v)    Conformed copy of Exhibit A to
                                             Shareholder Services Plan; (9.)
                                      (v) Conformed copy of Exhibits B, C, D, E,
                           F, G, H, and I to Shareholder Services Plan; + (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(11)
                           (11)     Not applicable;
                           (12)     Not applicable;
                           (13)     Conformed copy of Initial Capital
                                    Understanding (2.);.
                           (14)     Not applicable;
                           (15)       (i)    Copy of Distribution Plan of the
                                             Registrant (2.);
                                             (a) Conformed copy of Exhibit A for
                                             D.G. U.S.  Government  Money Market
                                             Fund (8.);  (b)  Conformed  copy of
                                             Exhibit  B  for  DG  Limited   Term
                                             Government  Income  Fund (8.);  (c)
                                             Conformed  copy of Exhibit C for DG
                                             Government  Income  Fund (8.);  (d)
                                             Conformed  copy of Exhibit D for DG
                                             Equity  Fund  (8.);  (e)  Conformed
                                             copy of Exhibit E for DG  Municipal
                                             Income  Fund  (8.);  (f)  Conformed
                                             copy   of    Exhibit   F   for   DG
                                             Opportunity Fund; (9.)

+        All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File
         Nos. 33-46431 and 811-6607)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.3 on Form N-1A filed October 28, 1992.
         (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File
         Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File
         Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995.
         (File Nos. 33-46431 and 811-6607);
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File
         Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996.
         (File Nos. 33-46431 and 811-6607)

                          (g) Conformed  copyof Exhibit G for
                          DG Prime Money  Market  Fund; + (g)
                          Conformed  copyof  Exhibit H for DG
                          International  Equity  Fund;  + (g)
                          Conformed  copyof  Exhibit I for DG
                          Mid Cap Fund; +
                  (ii)    Copy of Rule 12b-1 Agreement of the Registrant (8.);
        (16)     Schedule for Computation of Fund Performance Data;
                   (i)    DG Equity Fund(5.);
                  (ii)    DG Government Income Fund(5.);
                 (iii)    DG Limited Term Government Income Fund(5.);
                  (iv)    DG U.S. Government Money Market Fund(5.);
                   (v) DG Municipal Income Fund (6.); (vi) DG
                  Opportunity Fund; (9.)
        (17)     Not applicable;
        (18)     Conformed copy of Power of Attorney; (10.)

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                                                        Number of Record Holders
                  Title of Class                          as of May 28, 1997
                  --------------                         -------------------

                  Shares of beneficial interest
                   (no par value)

                  DG U.S. Government Money
                   Market Fund                                            79

                  DG Limited Term Government
                   Income Fund                                            161

                  DG Government Income Fund                               168

                  DG Equity Fund                                          999

                  DG Municipal Income Fund                                79

                  DG Opportunity Fund                                     677

                  DG Prime Money Market Fund                              9

                  DG International Equity Fund                            6

                  DG Mid Cap Fund....................    Not currently effective

Item 27.          Indemnification:  (4)



+        All exhibits have been filed electronically.
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992.
         (File Nos. 33-46431 and 811-6607)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed April 25, 1995. (File
         Nos. 33-46431 and 811-6607)

Item 28.   Business and Other Connections of Investment Adviser:

                  (a) ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank, a national banking association formed in 1925, which, in turn, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.

                         ParkSouth Corporation manages, in addition to the Funds in the DG Investor Series, $630 million in common trust fund assets. ParkSouth Corporation (which suceeded to the investment advisory business of Deposit Guaranty National Bank in 1997) or Deposit Guaranty National Bank have served as the Trust's investment adviser since May 5, 1992.

                         The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.

                                                            Other Substantial
                           Position With                   Business,Profession,
   Name                    the Adviser                    Vocation or Employment

E.B. Robinson, Jr.           Chairman of the Board
                             and Chief Executive

Howard L. McMillan, Jr.      President and Chief
                             Operating Officer

William R. Boone             Executive Vice President

Thomas M. Hontzas            Executive Vice President

W. Parks Johnson             Executive Vice President

James S. Lenoir              Executive Vice President

W. Stanley Pratt             Executive Vice President

Arlen L. McDonald            Executive Vice President
                             and Chief Financial Officer


                                                            DIRECTORS

Haley R. Barbour            Warren A. Hood, Jr.         W.R. Newman, III

Michael B. Bemis            Charles L. Irby             John N. Palmer

W. Randolph James           E.B. Robinson, Jr.          Sharon S. Greener

Booker T. Jones             Robert D. Robinson          Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.     Douglas A. Herring          Richard McRae,Jr.

J. Kelley Williams



                  (b) Commercial National Bank, a national banking association which received its charter in 1886, is a subsidiary of DGC and serves as Investment Sub-Adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund, DG Municipal Income Fund and DG Opportunity Fund. As of December 31, 1995, the Trust Division at Commercial National Bank had approximately $1.5 billion in trust assets under administration, of which it had investment discretion over $1.1 billion. Commercial National Bank has served as sub-adviser to DG Limited Term Government Income Fund, DG Government Income Fund, DG Equity Fund and DG Municipal Income Fund since July 20, 1992 and for DG Opportunity Fund since May 25, 1994.

                         The principal executive officers of the Investment Sub-Adviser, and the Directors of the Investment Sub-Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Commercial National Bank.



                                                            Other Substantial
                                  Position With           Business, Profession,
  Name                            the Sub-Adviser         Vocation or Employment

Steven C. Walker                  President and Chief
                                  Executive Officer

P. Michael Adkins                 Executive Vice President

C. David Barrentine, Jr.          Executive Vice President

David H. Nordyke                  Executive Vice President

Robert H. Boehmler, Jr.           Executive Vice President

Richard H. Sale                   Senior Vice President

Ronald E. Yrjanson                Vice President


                                               DIRECTORS

Willis L. Meadows          Dewey W. Corley               C. W. Holtsclaw, Jr.

William C. Peatross        E. B. Robinson, Jr.           Steven C. Walker

N. H. Wheless, Jr.         Richard H. Bremer             L. Michael Ashbrook

Darrell Finney             Peggy R. Newell               Chris Gabriel

Dr. Kenneth L. Schwab      Robert B. Hamm                Ivan I. Smith, Jr.

           (c) Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $30.7 billion as of December 31, 1995. Lazard Freres Asset Management serves as Sub-Adviser to DG International Equity Fund.

Lazard Freres Asset Management is managed by members who are referred to as Managing Directors and are as follows: Norman Eig; Herbert W. Gullquist; Thomas
F. Dunn; Robert P. Morgenthau; John R. Reese; John R. Reinsberg; Michael S. Rome; Alexander E. Zagoreos; Larry Kohn; and Eileen Alexanderson.

           (d) Bennett Lawrence Management, LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission. Bennett Lawrence Management, LLC provides investment management services to client discretionary accounts with assets totalling approximately $634 million as of December 31, 1996. Bennett Lawrence Management, LLC serves as Sub-Adviser to DG Mid Cap Fund.

Bennett Lawrence Management, LLC is managed by S. Van Zandt Schreiber, Managing Member and Chief Portfolio Manager, Robert W. Deaton, Member and Associate Portfolio Manager, Brendan J. Contant, Member and Marketing Director and Jane H. Fisher, Member and Operations Director.

Item 29.          Principal Underwriters:

     (a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


                   (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant
Richard B. Fisher                              Director, Chairman, Chief                 Vice President
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice   President, Treasurer
Federated Investors Tower                      President, Federated,                     and Trustee
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



                  (c)      Not applicable.

Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

DG Investor Series                                 Federated Investors Tower
                                                   Pittsburgh, PA  15222-3779

Federated Services Company                         P.O. Box 8600
       Transfer Agent, Dividend                    Boston, MA 02266-8600
       Disbursing Agent and
       Shareholder Servicing Agent

Federated Administrative Services                  Federated Investors Tower
       Administrator                               Pittsburgh, PA  15222-3779

Deposit Guaranty National Bank                     P.O. Box 1200
       Adviser                                     Jackson,MS 39215-1200

Commercial National Bank                           P.O. Box 21119
       Sub-Adviser                                 Shreveport, LA  71152
       (except DG U.S. Government Money
       Market Fund, DG Prime Money
       Market Fund, DG International Equity
       Fund and DG Mid Cap Fund)

Lazard Freres Asset Management                     30 Rockefeller Plaza
       Sub-Adviser to DG International             New York, NY 10020
       Equity Fund only

Bennett Lawrence Management, LLC                   757 Third Avenue, 19th Floor
       Sub-Adviser to DG Mid Cap                   New York, NY 10017
       Fund only

State Street Bank and Trust Company                P.O. Box 8600
       Custodian                                   Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to file a post-effective amendment on behalf of DG Mid Cap Fund, using financial statments for DG Mid Cap Fund, which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 13.

                                                           SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG INVESTOR SERIES, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of June, 1997.

                                                       DG INVESTOR SERIES

                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           June 20, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                           TITLE                           DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson           Attorney In Fact                June 20, 1997
      ASSISTANT SECRETARY         For the Persons
                                  Listed Below

      NAME                           TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney